Investments - Schedule of Carrying Value of Investments (Details) - USD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	$ 880	$ 320
Carrying value of investments, Non-Current	1,801	1,623
Total Investments	2,681	1,943
Amortized Cost
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Total Investments	280	294
Fair Value Through Profit or Loss
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Total Investments	289	218
Fair Value Through Other Comprehensive Income
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Total Investments	2,112	1,431
Cost | Quoted Debt Securities | Amortized Cost
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	29
Carrying value of investments, Non-Current	251	294
Fair Value
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Total Investments	2,724	1,996
Fair Value | Quoted Debt Securities | Amortized Cost
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Total Investments	323	347
Fair Value | Quoted Debt Securities | Fair Value Through Other Comprehensive Income
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	133	115
Carrying value of investments, Non-Current	1,501	1,293
Total Investments	1,634	1,408
Fair Value | Liquid Mutual Funds | Fair Value Through Profit or Loss
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	266	205
Total Investments	266	205
Fair Value | Certificates of Deposit
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Total Investments	452
Fair Value | Certificates of Deposit | Fair Value Through Other Comprehensive Income
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	452
Fair Value | Unquoted Equity and Preference Securities | Fair Value Through Profit or Loss
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Total Investments	3	2
Fair Value | Unquoted Equity and Preference Securities | Fair Value Through Other Comprehensive Income
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Non-Current	26	23
Total Investments	26	23
Fair Value | Unquoted Compulsorily Convertible Debentures | Fair Value Through Profit or Loss
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Non-Current	1	1
Total Investments	1	1
Fair Value | Unquoted Preference Securities | Fair Value Through Profit or Loss
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Non-Current	3	2
Fair Value | Others | Fair Value Through Profit or Loss
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Non-Current	$ 19	$ 10